Related Party Transactions (Q3) (Details) - USD ($)						1 Months Ended					3 Months Ended	9 Months Ended
	Oct. 20, 2021	Mar. 15, 2021	Mar. 15, 2021	Mar. 01, 2021	Jan. 12, 2021	Oct. 28, 2021	Oct. 20, 2021	Mar. 01, 2021	Feb. 22, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Share price (in dollars per share)											$ 10.00	$ 10.00
Aggregate principal amount					$ 300,000
Working capital loans					$ 1,500,000
Business combination, price per warrant (in Dollars per share)					$ 1.50
Administrative service fee											$ 30,000	$ 65,000
Office space and administrative services										$ 10,000		10,000
Converted amount												$ 1,500,000
Capital amount									$ 160,000,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans						$ 1,500,000
Capital amount									$ 160,000,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination warrants per share (in Dollars per share)												$ 1.50
Public Warrants [Member]
Related Party Transactions (Details) [Line Items]
Number of securities called by each unit (in shares)				0.33				0.33	0.33
Public Warrants [Member] | Sponsor and Dynamo Master Fund [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Number of securities called by each unit (in shares)	0.33						0.33
Public Warrants [Member] | Beauty Ventures [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Number of securities called by each unit (in shares)	0.33						0.33
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Administrative service fee												$ 65,000
Initial Public Offering [Member] | Public Warrants [Member]
Related Party Transactions (Details) [Line Items]
Number of securities called by each unit (in shares)										0.33	0.33	0.33
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Dividend share (in Dollars per share)		$ 0.2
Common stock, shares outstanding (in Shares)		8,625,000	8,625,000
Common stock, shares issued (in Shares)		8,625,000	8,625,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Dividend share (in Dollars per share)			$ 0.2
Common stock, shares outstanding (in Shares)		8,625,000	8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)					7,187,500
Purchase price					$ 25,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)				17,300,000					13,000,000
Number of securities called by each unit (in shares)				1				1	1
Number of securities called by each warrant (in shares)				1				1	1
Purchase price				$ 173,000,000					$ 130,000,000
Purchase price per unit (in Dollars per share)				$ 10.00				$ 10.00	$ 10.00
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)								17,300,000	13,000,000
Number of securities called by each unit (in shares)				1				1	1
Purchase price								$ 173,000,000	$ 130,000,000
Purchase price per unit (in Dollars per share)				$ 10.00				$ 10.00	$ 10.00
Class A Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)					7,187,500
Purchase price					$ 25,000
Class A Ordinary Shares [Member] | Sponsor and Dynamo Master Fund [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)	16,000,000
Number of securities called by each unit (in shares)	1						1
Number of securities called by each warrant (in shares)	1						1
Purchase price	$ 160,000,000
Purchase price per unit (in Dollars per share)	$ 10.00						$ 10.00
Class A Ordinary Shares [Member] | Beauty Ventures [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)	17,300,000						17,300,000
Number of securities called by each unit (in shares)	1						1
Number of securities called by each warrant (in shares)	1						1
Purchase price	$ 173,000,000						$ 173,000,000
Purchase price per unit (in Dollars per share)	$ 10.00						$ 10.00
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Number of securities called by each unit (in shares)										1	1	1
Number of securities called by each warrant (in shares)										1	1	1
Class A Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Period the Founder cannot sell shares after completion of a business combination.					1 year
Number of consecutive trading days					20 days
Number of trading days					30 days
Number of days after business combination before sale or transfer of shares					150 days
Class A Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Share price (in dollars per share)					$ 12.00
Class A Ordinary Shares [Member] | Sponsor [Member] | Sponsor and Dynamo Master Fund [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)							16,000,000
Purchase price							$ 160,000,000
Purchase price per unit (in Dollars per share)	$ 10.00						$ 10.00